INCOME TAXES - RESERVE FOR UNCERTAIN TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at October 1,	$ 4,930	$ 0
Additions based on tax positions related to the current fiscal period	0	4,930
Balance at period end	$ 4,930	$ 4,930